CONCENTRATION OF RISK (Details Narrative)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
HONG KONG
Cash	$ 773,000	$ 6,024,000	$ 173,000	$ 1,348,000
Cash, FDIC Insured Amount		500,000		500,000
CHINA
Cash, FDIC Insured Amount	$ 2,976,000	$ 23,211,000	$ 3,474,000	$ 27,098,000